LEASES - Summary of Lease Liabilities Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Current	$ 15,358	$ 19,439
Non-current	72,240	41,924
TOTAL	$ 87,598	$ 61,363	$ 46,887